Intangible assets - Narrative (Details) ₺ in Millions, £ in Millions	12 Months Ended
	Jun. 30, 2022 TRY (₺)	Jun. 30, 2022 GBP (£)	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Period over which management approves strategic plan	3 years	3 years
Period over which management has projected cash flows	5 years	5 years
Deferred tax income		£ (21)	£ 16
India and USL Brands
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Extension of period over which management has projected cash flows	2 years	2 years
McDowell's No.1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of asset or cash-generating unit		£ 892
Bell's whisky
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount of asset or cash-generating unit		145
Turkey
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment Loss On Opening Balance As Result Of Hyperinflationary Accounting	₺ (3,760)	(312)
Goodwill | Turkey
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment Loss On Opening Balance As Result Of Hyperinflationary Accounting	(2,133)	(177)
Goodwill | Brand and tangible asset impairment | Smirnov
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss		(19)
Brand names | Yenì Raki
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment Loss On Opening Balance As Result Of Hyperinflationary Accounting	₺ (1,627)	(135)
Brand names | Brand and tangible asset impairment | McDowell's No.1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss		(240)
Deferred tax income		35
Brand names | Brand and tangible asset impairment | Bell's whisky
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment loss		(77)
Deferred tax income		£ 20
Business combinations
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Period over which management has projected cash flows	5 years	5 years
Extension of period over which management has projected cash flows	10 years	10 years
Ketel One distribution right
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Other intangible assets		£ 1,488	£ 1,295	£ 1,464
Maximum | Computer software
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Useful life measured as period of time, intangible assets other than goodwill	8 years	8 years